Restructuring and Asset Impairment Charges, Net (Details 3) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Restructuring Reserves
Balance at the beginning of the period	$ 99
Balance at the end of the period	160	$ 99
2013 and prior actions
Restructuring Reserves
Balance at the beginning of the period	70
Charges	1	5	$ 111
Utilization	(27)	(62)	$ (81)
Balance at the end of the period	$ 34	$ 70